STRATEGIC PARTNERS OPPORTUNITY FUNDS

GATEWAY CENTER THREE, 4TH FLOOR

100 MULBERRY STREET

NEWARK, NJ 07109

May 14, 2007

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:   Strategic Partners Opportunity Funds

Registration Statement on Form N-14 (File No. 811-09805)

Commissioners:

On behalf of Strategic Partners Opportunity Funds (the “Company”), a Delaware Statutory trust, we are hereby filing the Fund’s initial Registration Statement on Form N-14 (the “Registration Statement”) on behalf of Jennison Select Growth Fund (the Fund), which is a series of the Company, in connection with the special meeting (the “Meeting”) of shareholders of Strategic Partners Concentrated Growth Fund (the “SP Fund”), a series of Strategic Partners Mutual Funds, a Maryland corporation.

These materials include the notice of the Meeting, the proxy statement, and the form of proxy card. At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the Fund of the SP Fund (the “Reorganization”).

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to the following registration statements on Form N-14 from the Prudential mutual fund complex that have been recently declared effective by the staff, including a N-14 registration statement filed by the Company for a reorganization transaction involving the SP Fund:

•	The Company, effective on October 6, 2006 (File No. 333-136901), relating to a reorganization transaction involving the Fund and the SP Fund (the “Prior Company N-14”); and

•	Jennison Value Fund, effective on October 6, 2006 (File No. 333-136928);

•	Prudential World Fund, Inc., effective on September 22, 2006 (File No. 333-135637);

•	Jennison Mid-Cap Growth Fund, Inc., filed on May 2, 2007 (File No. 333-142560);

•	Jennison Mid-Cap Growth Fund, Inc., effective on October 27, 2006 (File No. 333-136899);

•	Jennison Mid-Cap Growth Fund, Inc., effective on March 9, 2006 (File No. 333-131461);

•	Dryden Tax-Managed Funds, effective on September 13, 2006 (File No. 333-136325);

•	Strategic Partners Mutual Funds, Inc., effective June 17, 2005 (File No. 333-123134) (collectively, the “Prior Filings”).

The Registration Statement disclosure is substantially identical to the Prior Company N-14 (except with respect to updated financial information).

The Registration Statement disclosure is substantially similar to the Prior Filings with respect to the followings sections of the Registration Statement:

•	Notice of the Special Meetings,

•	Summary,

•	Comparison of Important Features (as such disclosure relates to the Funds),

•	Fees and Expenses (except with respect to specific numbers),

•	Reasons For the Reorganization (as such disclosure relates to the Funds),

•	Information About the Reorganization,

•	Voting Information,

•	Additional Information,

•	Miscellaneous,

•	Shareholder Proposals, and

•	Plan of Reorganization.

Due to the similarities in the Registration Statement and the above-referenced filings, we request “no review” or “limited review” by the staff.

It is proposed that the filing become effective on June 13, 2007 pursuant to Rule 488 under the Securities Act of 1933, as amended. Therefore, we would appreciate receiving the staff’s comments on or about June 8, 2007.

In the Reorganization, the surviving fund is smaller than the fund it is acquiring. In the North American Security Trust no-action letter (pub. avail. Aug. 5, 1994), the Staff stated that, in determining whether a new fund resulting from a reorganization may use the historical performance of one of several predecessor funds, the attributes of the new fund and the predecessor funds should be compared to determine which predecessor fund most closely resembles the new fund. We confirm that, in determining that the Fund should be deemed the survivor fund of the reorganization for accounting purposes (i.e., the fund whose financial statements are carried forward) and the calculation of performance, we considered the following factors:

Funds’ investment advisers: AST Investment Services, Inc. (“AST”) and Prudential Investments LLC (“PI”) currently serve as Investment Managers to the SP Fund and PI currently serves as Manager of the Fund. Goldman Sachs Asset Management LLP (GSAM) is engaged to act as the subadviser with respect to the SP Fund, and Jennison Associates LLC (“Jennison”) is engaged to act as subadviser for the Fund. After consummation of the Reorganization, PI will continue to serve as Manager and Jennison as subadviser to the combined fund (the “Combined Fund”).

Funds’ investment objectives, policies and restrictions: The SP Fund and the Fund’s investment objectives, policies and restrictions are substantially similar but not identical. After consummation of the Reorganization, the Combined Fund will be managed according to the investment objectives, policies and restrictions of the Fund.

Expense structures and expense ratios of the Funds: After giving effect to the Reorganization, the Combined Fund is expected to have lower gross operating expenses than the SP Fund and the Fund. Net operating expenses are expected to remain unchanged for shareholders of the SP Fund after giving effect to the Reorganization. The Combined Fund may be able to achieve lower operating expenses due to breakpoints contained in the Fund’s fee schedules. In addition the Combined Fund will have the same fee schedules as the Fund.

Asset size and portfolio composition: Although SP Fund has a significantly larger asset base than the Fund (as of February 28, 2007, the SP Fund had net assets of approximately $225 million, while the Fund had assets of approximately $57 million at that date), the composition of the Fund and the SP Fund is substantially similar. None of the portfolio securities must be sold as a result of the Reorganization. After giving effect to the transaction, therefore, the Combined Fund is expected to have a portfolio composition similar to that of both the Fund and SP Fund. However, the portfolio composition is expected to be more similar to the Fund.

Thus the attributes of the Combined Fund most closely resemble those of the Fund and therefore the Fund should be deemed the surviving fund of the reorganization for purposes of accounting and the calculation of performance.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 367-5032 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo

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